Shareholders' equity - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Equity [abstract]
Number of share options outstanding at beginning of year | Share	4,949,106	4,507,606
Weighted average exercise price of share options outstanding at beginning of year | $ / shares	$ 2.63	$ 3.32
Number of share options granted | Share	1,245,000	1,253,000
Weighted average exercise price of share options granted | $ / shares	$ 1.64	$ 3.95
Number of share options exercised | Share	(264,299)	(94,000)
Weighted average exercise price of share options exercised | $ / shares	$ 0.74	$ 0.56
Number of share options expired | Share	(100,000)	(717,500)
Weighted average exercise price of share options expired | $ / shares	$ 7.54	$ 9.51
Number of share options Forfeited | Share	(505,326)	0
Weighted average exercise price of share options Forfeited | $ / shares	$ 3.1	$ 0
Number of share options outstanding at end of year | Share	5,324,481	4,949,106
Weighted average exercise price of share options outstanding at end of year | $ / shares	$ 2.36	$ 2.63